Provisions - Movements of Present Value Of Obligation and The Amounts Recognized in Consolidated Statements Of Income (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Other Provisions [Line Items]
Provisions recorded		$ 271,871
Long-term employee benefits [member]
Disclosure of Other Provisions [Line Items]
Beginning balance	$ 9,061	9,300
Net cost of benefits	(543)	656
Payments	(861)	(1,006)
Exchange differences	(1,474)	111
Ending balance	$ 6,183	$ 9,061